Cash and cash equivalents and Restricted cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	December 31,
	2022	2021
Cash on hand	36	25
Cash at banks	52,797	45,188
Total	52,833	45,213